UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, November 2, 2010
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: $101,388
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
COM
88579Y101
267
3075
3075
0
0
3075
0
0

ABBOTT LABORATORIES
COM
002824100
1158
22166
22166
0
0
22166
0
0

ALTRIA GROUP INC
COM
02209S103
432
17976
17976
0
0
17976
0
0

AMERICAN ELECTRIC POWER
COM
025537101
520
14339
14339
0
0
14339
0
0

AMERICAN EXPRESS CO
COM
025816109
2177
51804
51804
0
0
51804
0
0

APACHE CORP
COM
037411105
249
2544
2544
0
0
2544
0
0

AT&T INC
COM
00206R102
2041
71375
71375
0
0
71375
0
0

BANK OF AMERICA CORP
COM
060505104
162
12400
12400
0
0
12400
0
0

BECTON DICKINSON & CO.
COM
075887109
1632
22029
22029
0
0
22029
0
0

BERKSHIRE HATHAWAY INC - CL B
COM
084670702
2570
31081
31081
0
0
31081
0
0

BHP BILLITON LTD - ADR
COM
088606108
1319
17280
17280
0
0
17280
0
0

BOEING COMPANY
COM
097023105
1441
21661
21661
0
0
21661
0
0

CANADIAN NATL RAILWAY CO
COM
136375102
208
3250
3250
0
0
3250
0
0

CBS CORP NEW CL B
COM
124857202
1006
63455
63455
0
0
63455
0
0

CHEVRON CORP
COM
166764100
1772
21858
21858
0
0
21858
0
0

CHICAGO BRIDGE AND IRON
COM
167250109
1105
45175
45175
0
0
45175
0
0

CISCO SYSTEMS INC
COM
17275R102
1598
72974
72974
0
0
72974
0
0

COCA-COLA CO
COM
191216100
3718
63533
63533
0
0
63533
0
0

CONOCOPHILLIPS
COM
20825C104
1661
28917
28917
0
0
28917
0
0

DANAHER CORP
COM
235851102
1884
46393
46393
0
0
46393
0
0

DIAGEO PLC - ADR
COM
25243Q205
1498
21705
21705
0
0
21705
0
0

DOMINION RESOURCES INC
COM
25746U109
264
6050
6050
0
0
6050
0
0

ELI LILLY & CO
COM
532457108
1347
36862
36862
0
0
36862
0
0

EMERSON ELECTRIC CO
COM
291011104
831
15780
15780
0
0
15780
0
0

ERHC ENERGY INC
COM
26884J104
41
150000
150000
0
0
150000
0
0

EXELON CORPORATION
COM
30161N101
1312
30801
30801
0
0
30801
0
0

EXXON MOBIL CORP
COM
30231G102
4573
74009
74009
0
0
74009
0
0

FIFTH THIRD BANCORP
COM
316773100
632
52560
52560
0
0
52560
0
0

GENERAL ELECTRIC CO
COM
369604103
2727
167820
167820
0
0
167820
0
0

GENERAL MILLS INC
COM
370334104
709
19410
19410
0
0
19410
0
0

GILEAD SCIENCES, INC.
COM
375558103
791
22222
22222
0
0
22222
0
0

HALLIBURTON CO
COM
406216101
1559
47129
47129
0
0
47129
0
0

HEWLETT-PACKARD CO
COM
428236103
2798
66508
66508
0
0
66508
0
0

HSBC HOLDINGS PLC - ADR
COM
404280406
202
4001
4001
0
0
4001
0
0

ILLINOIS TOOL WORKS
COM
452308109
2489
52937
52937
0
0
52937
0
0

INTEL CORP
COM
458140100
1470
76570
76570
0
0
76570
0
0

INTL BUSINESS MACHINES CORP
COM
459200101
394
2935
2935
0
0
2935
0
0

JOHNSON & JOHNSON
COM
478160104
3412
55064
55064
0
0
55064
0
0

JOHNSON CONTROLS INC
COM
478366107
1647
54007
54007
0
0
54007
0
0

KIMBERLY-CLARK CORP
COM
494368103
2537
39002
39002
0
0
39002
0
0

KINDER MORGAN - FRACTIONAL SHARES
COM
EKE55U103
0
264722
264722
0
0
264722
0
0

KRAFT FOODS
COM
50075N104
596
19320
19320
0
0
19320
0
0

MASCO CORP
COM
574599106
879
79840
79840
0
0
79840
0
0

MEDTRONIC INC
COM
585055106
1339
39871
39871
0
0
39871
0
0

MERCK & CO INC
COM
58933Y105
1801
48929
48929
0
0
48929
0
0

MICROSOFT CORP
COM
594918104
1749
71415
71415
0
0
71415
0
0

NESTLES SA - ADR
COM
641069406
1378
25785
25785
0
0
25785
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
COM
644722100
706
66015
66015
0
0
66015
0
0

OCCIDENTAL PETROLEUM CORP
COM
674599105
300
3830
3830
0
0
3830
0
0

PEPSICO INC
COM
713448108
4010
60362
60362
0
0
60362
0
0

PHILIP MORRIS INTERNATIONAL
COM
718172109
4337
77427
77427
0
0
77427
0
0

PRAXAIR INC
COM
74005P104
3076
34075
34075
0
0
34075
0
0

PROCTER & GAMBLE CO
COM
742718109
4204
70097
70097
0
0
70097
0
0

PROGRESS ENERGY INC
COM
743263105
231
5200
5200
0
0
5200
0
0

ROCHE HOLDINGS LTD - ADR
COM
771195104
1144
33532
33532
0
0
33532
0
0

ROYAL DUTCH SHELL PLC - ADR A
COM
780259206
1349
22370
22370
0
0
22370
0
0

SOUTHERN COMPANY
COM
842587107
2353
63193
63193
0
0
63193
0
0

SPECTRA ENERGY
COM
847560109
1908
84597
84597
0
0
84597
0
0

STRYKER CORP
COM
863667101
220
4400
4400
0
0
4400
0
0

SYSCO CORP
COM
871829107
220
7700
7700
0
0
7700
0
0

T ROWE PRICE GROUP INC
COM
74144T108
2188
43712
43712
0
0
43712
0
0

TEXAS INSTRUMENTS INC
COM
882508104
1440
53076
53076
0
0
53076
0
0

UNITED PARCEL SERVICE - CL B
COM
911312106
2002
30019
30019
0
0
30019
0
0

UNITED TECHNOLOGIES CORP
COM
913017109
3460
48582
48582
0
0
48582
0
0

VERIZON COMMUNICATIONS INC
COM
92343V104
715
21927
21927
0
0
21927
0
0

WALGREEN CO
COM
931422109
1409
42069
42069
0
0
42069
0
0

WP CAREY & CO. LLC
COM
92930Y107
221
7650
7650
0
0
7650
0
0
